6. Stock Option Plan (Details - Assumptions)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Options [Member]
Expected volatility	27.07%	136.44%	32.04%	119.24%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	1.61%	0.97%	1.90%	1.10%
Expected term (in years)	7 years 3 months	5 years	8 years 10 months 20 days	5 years 8 months 1 day
Warrants [Member]
Expected volatility	4.68%	156.68%	4.68%	156.681%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.12%	1.69%	0.12%	1.69%
Expected term (in years)	6 months	5 years	6 months	5 years